Vessels, net/Assets held for sale, Vessel Acquisitions and Other Capital Expenditures (Details)	3 Months Ended				12 Months Ended
	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) Vessel	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) Vessel t	Dec. 31, 2022 USD ($) Vessel t	Dec. 31, 2021 USD ($)	Dec. 21, 2023 USD ($)	Dec. 07, 2023 USD ($)	Nov. 10, 2023 USD ($)	Oct. 16, 2023 USD ($)	Oct. 06, 2023 USD ($)	Sep. 22, 2023 USD ($)	Jun. 02, 2023 USD ($)	Mar. 23, 2023 USD ($)	Mar. 13, 2023 USD ($)
Vessel Acquisitions [Abstract]
DWT | t					1,400,000
Gain (loss) on sale of vessel					$ 6,383,858	$ 0	$ 0
Assets held for sale		$ 38,656,048			$ 38,656,048	0
Number of vessels first priority mortgaged as collateral to loan facilities | Vessel		14			14
Number of vessels | Vessel		17			17
Carrying value		$ 229,536,996			$ 229,536,996	343,408,466
Impairment charges					0	0
22.5 Million Term Loan Facility [Member]
Vessel Acquisitions [Abstract]
Face amount		22,500,000			$ 22,500,000	$ 22,500,000
2022 Vessel Acquisitions [Member]
Vessel Acquisitions [Abstract]
Number of vessels acquired | Vessel						2
Purchase price						$ 50,750,000
M/V Magic Callisto [Member]
Vessel Acquisitions [Abstract]
Vessel name						M/V Magic Callisto
Vessel type						Panamax
DWT | t						74,930
Year built						2012
Country of construction						Japan
Purchase price						$ 23,550,000	$ 23,550,000
Delivery date						Jan. 04, 2022
M/V Ariana A [Member]
Vessel Acquisitions [Abstract]
Vessel name						M/V Ariana A
Vessel type						Containership
DWT | t					38,117	38,117
Year built					2005	2005
Country of construction						Germany
Purchase price						$ 25,000,000
Delivery date						Nov. 23, 2022
M/V Gabriela A [Member]
Vessel Acquisitions [Abstract]
Vessel name						M/V Gabriela A
Vessel type						Containership
DWT | t					38,121	38,121
Year built					2005	2005
Country of construction						Germany
Purchase price						$ 25,750,000
Delivery date						Nov. 30, 2022
BWTS Installations [Member]
Vessel Acquisitions [Abstract]
Purchase price						$ 2,600,000
Installation of New Equipment Pursuant to Environmental Regulations [Member]
Vessel Acquisitions [Abstract]
Purchase price					$ 400,000
M/V Magic Rainbow [Member]
Vessel Acquisitions [Abstract]
Sale price																$ 12,600,000
Gain (loss) on sale of vessel				$ 3,200,000
M/V Magic Twilight [Member]
Vessel Acquisitions [Abstract]
Sale price														$ 17,500,000
Gain (loss) on sale of vessel			$ 3,200,000
M/V Magic Argo [Member]
Vessel Acquisitions [Abstract]
Sale price													$ 15,750,000
Gain (loss) on sale of vessel		2,600,000
M/V Magic Sun [Member]
Vessel Acquisitions [Abstract]
Sale price												$ 6,550,000
Gain (loss) on sale of vessel		700,000
M/V Magic Phoenix [Member]
Vessel Acquisitions [Abstract]
Sale price											$ 14,000,000
Gain (loss) on sale of vessel		(3,300,000)
M/V Magic Moon [Member]
Vessel Acquisitions [Abstract]
DWT | t					76,602
Year built					2005
Sale price										$ 11,800,000					$ 13,950,000
M/V Magic Moon [Member] | Plan [Member]
Vessel Acquisitions [Abstract]
Gain (loss) on sale of vessel	$ 3,000,000
M/V Magic Orion [Member]
Vessel Acquisitions [Abstract]
DWT | t					180,200
Year built					2006
Sale price									$ 17,400,000
M/V Magic Orion [Member] | Plan [Member]
Vessel Acquisitions [Abstract]
Gain (loss) on sale of vessel	2,000,000
M/V Magic Venus [Member]
Vessel Acquisitions [Abstract]
DWT | t					83,416
Year built					2010
Sale price								$ 17,500,000
M/V Magic Venus [Member] | Plan [Member]
Vessel Acquisitions [Abstract]
Gain (loss) on sale of vessel	$ 3,500,000
M/V Magic Moon, M/V Magic Orion and M/V Magic Venus [Member]
Vessel Acquisitions [Abstract]
Inventory held for sale		422,308			$ 422,308
Carrying value		38,233,740			38,233,740
Vessels Mortgaged as Collateral [Member]
Vessel Acquisitions [Abstract]
Carrying value		$ 217,200,000			$ 217,200,000